Income Taxes and Other Taxes Payable (Detail) - Schedule of Compnents of Income Before Income Taxes (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loss subject to domestic income taxes only					$ (139,515)
Income subject to foreign income taxes only					6,965,191	5,238,090
Total	$ 1,754,435	$ 1,959,413	$ 4,695,161	$ 3,922,516	$ 6,825,676	$ 5,238,090